Cover Page Cover Page	Jun. 17, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 17, 2020
Entity Registrant Name	NIKE, Inc.
Entity Incorporation, State or Country Code	OR
Entity File Number	1-10635
Entity Tax Identification Number	93-0584541
Entity Address, Address Line One	ONE BOWERMAN DRIVE
Entity Address, City or Town	BEAVERTON
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97005-6453
City Area Code	503
Local Phone Number	671-6453
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock
Trading Symbol	NKE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000320187
Current Fiscal Year End Date	--05-31
Amendment Flag	false